Financial Assets and Financial Liabilities - Additional Information (Detail) $ in Millions		1 Months Ended		12 Months Ended
	Feb. 20, 2022 EUR (€)	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 CAD ($)	Dec. 31, 2022 EUR (€) Days	Dec. 31, 2022 $ / shares	Mar. 25, 2022 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities				€ 157,950,000		€ 142,500,000
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Expected volatility				49.24%
Derivatives [member] | Historical volatility for shares, measurement input [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase in unobservable input, liabilities				10.00%
Derivatives [member] | Share Price Measurement Input [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase in unobservable input, liabilities				10.00%
Increase decrease in derivative financial liabilities fair value				€ 27,600,000
Foreign Currency Conversion Option [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities						€ 142,500,000
Increase decrease in derivative financial liabilities fair value				€ 15,700,000
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Optional Lease Extension Period				6 months
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Optional Lease Extension Period				5 years
American depository shares [member]
Disclosure of detailed information about financial instruments [line items]
Conversion price per share | $ / shares					$ 166.34
DENMARK | Office Facility [Member]
Disclosure of detailed information about financial instruments [line items]
Enforceable Lease Term	15 years
Expected Lease Commence Year	2025
Total lease cash-outflows	€ 70,300,000
Convertible Senior Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Principal amount | $			$ 575.0
Proceeds From Issuance Of Notes		€ 503,300,000	$ 557.9
Borrowings, maturity		April 1, 2028	April 1, 2028
Borrowings in arrears default payment start date				Oct. 01, 2022
Conversion rate per note | $ / shares					$ 6.0118
Borrowings redemption period				April 7, 2025
Borrowings condition for redemption				but only if the last reported sale price per ADS exceeds 130% of the conversion price on each of (i) at least 20 trading days, whether or not consecutive, during the 30 consecutive trading days ending on, and including, the trading day immediately before the date the Company sends the related optional redemption notice; and (ii) the trading day immediately before the date the Company sends such notice.
Borrowings threshold percentage of sale price per share for redemption				130.00%
Borrowings threshold trading days for redemption | Days				20
Borrowings threshold consecutive trading days for redemption | Days				30
Convertible Senior Notes [Member] | American depository shares [member]
Disclosure of detailed information about financial instruments [line items]
Principal amount				€ 1,000
Convertible Senior Notes [Member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate			2.25%	2.25%